RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Notional amount	$ 31,000		$ 25,400
Fair value	$ 31,700		$ 28,900
US$ denominated
Derivative [Line Items]
Notional amount		$ 22,700		$ 20,200
Fair value		$ 23,200		$ 23,100